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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4915

DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Nathan I. Partain	John R. Sagan
DNP Select Income Fund Inc.	Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 368-5510

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments follows.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS
(UNAUDITED)
March 31, 2006

COMMON STOCKS—97.2%
		Market
		Value
Shares	Description	(Note 1)

	■ ELECTRIC—62.1%
982,300	Ameren Corp.	$48,938,186
1,125,000	Consolidated Edison Inc.	48,937,500
977,193	DTE Energy Co.	39,175,667
900,000	Dominion Resources Inc.	62,127,000
1,330,000	Duke Energy Corp.	38,769,500
1,100,000	Energy East Corp.	26,730,000
1,464,000	Exelon Corp.	77,445,600
1,735,000	FPL Group Inc.	69,642,900
1,535,000	FirstEnergy Corp.	75,061,500
800,000	Great Plains Energy Inc.	22,520,000
188,673	National Grid PLC ADR	9,363,841
675,714	National Grid PLC (United Kingdom)	6,710,047
2,000,000	NiSource Inc.	40,440,000
1,000,000	Northeast Utilities Inc.	19,530,000
2,237,200	NSTAR	64,006,292
1,000,000	OGE Energy Corp.	29,000,000
1,350,000	PG&E Corp.	52,515,000
1,200,000	PPL Corp.	35,280,000
1,500,000	Pinnacle West Capital Corp.	58,650,000
1,375,000	Progress Energy Inc.	60,472,500
1,000,000	Puget Energy, Inc.	21,180,000
328,000	RWE AG (Germany)	28,539,204
600,000	SCANA Corp.	23,544,000
1,000,000	Scottish & Southern Energy ADR	19,635,100
850,000	Scottish & Southern Energy PLC (United Kingdom)	16,689,852
2,000,000	Southern Co.	65,540,000
1,500,000	Vectren Corp.	39,570,000
581,000	WPS Resources Corp.	28,596,820
3,499,304	Xcel Energy Inc.	63,512,367

		1,192,122,876

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2006

		Market
		Value
Shares	Description	(Note 1)

	■ GAS—6.8%
1,000,000	Atmos Energy Corp.	$26,330,000
800,000	Nicor Inc.	31,648,000
1,296,733	Oneok Inc.	41,819,639
1,000,000	WGL Holdings Inc.	30,420,000

		130,217,639

	■ TELECOMMUNICATION—16.3%
1,799,230	AT&T Inc.	48,651,179
177,100	Alltel Corp.	11,467,225
1,600,000	BCE Inc.	38,496,000
565,000	BT Group PLC ADR	21,933,300
475,000	Belgacom S.A.	15,169,530
1,006,500	BellSouth Corp.	34,875,225
1,350,000	Chunghwa Telecom Co. Ltd.	26,446,500
2,500,000	Citizens Communications Co.	33,175,000
856,250	Telecom Corp of New Zealand Ltd. ADR	23,392,750
1,719,492	Verizon Communications Inc.	58,565,898

		312,172,607

	■ NON-UTILITY—12.0%
98,632	AMB Property Corp.	5,352,759
63,015	Alexandria Real Estate Equities Inc.	6,007,220
179,850	Archstone Smith Trust	8,771,284
61,221	AvalonBay Communities Inc.	6,679,211
110,195	Boston Properties Inc.	10,275,684
64,978	Camden Property Trust	4,681,665
190,500	Corporate Office Properties Trust	8,713,470
175,112	Developers Diversified Realty Corp.	9,587,382
103,223	Diamondrock Hospitality Co.	1,425,510
94,168	Digital Realty Trust Inc.	2,652,713
229,335	Equity Residential	10,730,585
66,504	Essex Property Trust Inc.	7,230,980

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2006

		Market
		Value
Shares	Description	(Note 1)

207,293	Extra Space Storage Inc.	$3,563,367
204,118	General Growth Properties Inc.	9,975,247
55,245	Hospitality Properties Trust	2,412,549
287,785	Host Marriott Corp.	6,158,599
105,450	Innkeepers USA Trust	1,787,377
72,159	Kilroy Realty Corp.	5,575,004
178,015	Kimco Realty Corp.	7,234,530
93,629	LaSalle Hotel Properties	3,838,789
127,444	The Macerich Co.	9,424,484
72,630	Pan Pacific Retail Properties Inc.	5,149,467
248,630	ProLogis	13,301,705
91,635	Public Storage Inc.	7,443,511
168,555	Reckson Associates Realty Corp.	7,723,190
66,770	Regency Centers Corp.	4,486,276
107,284	SL Green Realty Corp.	10,889,326
200,020	Simon Property Group Inc.	16,829,683
137,598	Strategic Hotels and Resorts Inc.	3,203,281
194,122	Sunstone Hotel Investors Inc.	5,623,714
184,367	United Dominion Realty Trust Inc.	5,261,834
126,620	U-Store-It Trust	2,551,393
124,891	Ventas Inc.	4,143,883
120,381	Vornado Realty Trust	11,556,576

		230,242,248

	Total Common Stocks (Cost—$1,627,722,377)	1,864,755,370

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2006

PREFERRED STOCKS—10.0%
		Market
		Value
Shares	Description	(Note 1)

	■ UTILITY—7.1%
700,000	Entergy Corp. 7 5/8% due 2/17/09	$35,546,000
1,200,000	Great Plains Energy Inc. 8% due 2/16/07	29,352,000
220,000	Southern California Edison 6 1/8% Perpetual	22,440,000
172,700	Southern Union Co. 5 3/4% due 8/16/06	12,745,260
500,000	TXU Corp. 8 1/8% due 5/16/06	36,035,000

		136,118,260

	■ NON-UTILITY—2.9%
320,400	AMB Property Corp. 7% Series O Perpetual	8,378,460
11,300	AvalonBay Communities Inc. 8.70% Series H Perpetual	307,360
550,600	Duke Realty Corp. 6.95% Series M Perpetual	14,205,480
400,000	Federal National Mortgage Association 7% Perpetual	21,612,520
2,400	Health Care Property Investors Inc. 7 1/4% Series E Perpetual	60,984
32,000	Health Care Property Investors Inc. 7.10% Series F Perpetual	832,320
5,700	ProLogis 6 3/4% Series F Perpetual	142,500
3,800	ProLogis 6 3/4% Series G Perpetual	95,000
356,800	Public Storage Inc. 6.95% Series H Perpetual	9,062,720
2,700	Vornado Realty Trust 6 3/4% Series F Perpetual	66,960
5,300	Vornado Realty Trust 6 3/4% Series H Perpetual	131,387
		54,895,691

	Total Preferred Stocks (Cost—$175,996,885)	191,013,951

BONDS—35.3%		Ratings

			Standard	Market
			and	Value
Par Value		Moody’s	Poor’s	(Note 1)

■ ELECTRIC—12.5%
$18,050,000	Comed Financing II
	8 1/2%, due 1/15/27	Baa3	BBB-	$18,624,333
9,304,000	Commonwealth Edison Co.
	8%, due 5/15/08	Baa1	A-	9,775,769

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2006

		Ratings

			Standard	Market
			and	Value
Par Value		Moody’s	Poor’s	(Note 1)

$24,000,000	Dominion Resources Capital Trust I
	7.83%, due 12/01/27	Baa3	BB+	$25,421,832
20,000,000	Duke Energy Corp., Series D
	7 3/8%, due 3/01/10	Baa1	BBB	21,242,100
5,000,000	Entergy Corp.
	6.30%, due 9/01/35	Baa1	A-	4,794,175
9,431,000	FPL Group Capital Inc.
	7 5/8%, due 9/15/06	A2	A-	9,524,423
25,000,000	FirstEnergy Corp., Series B
	6.45%, due 11/15/11	Baa3	BBB-	25,898,675
24,340,000	Illinois Power Co.
	7 1/2%, due 6/15/09	Baa2	BBB+	25,672,712
15,825,000	Niagara Mohawk Power Corp.
	8 7/8%, due 5/15/07	Baa1	A-	16,463,349
5,000,000	NSTAR
	8% due 2/15/10	A2	A-	5,427,025
9,000,000	PSEG Power LLC
	8 5/8%, due 4/15/31	Baa1	BBB	11,472,543
15,000,000	Progress Energy Inc.
	7.10%, due 3/01/11	Baa2	BBB-	15,925,425
22,750,000	Puget Capital Trust
	8.231%, due 6/01/27	Ba1	BB	21,749,114
12,915,000	Sempra Energy
	7.95%, due 3/01/10	Baa1	BBB+	13,960,314
13,000,000	Southern Co. Capital Trust II
	8.14%, due 2/15/27	Baa1	BBB+	13,747,318

				239,699,107

	■ GAS—3.5%
5,000,000	KN Energy Inc.
	7 1/4%, due 3/01/28	Baa2	BBB	5,368,995
7,000,000	Keyspan Corp.
	7 5/8%, due 11/15/10	A3	A	7,574,063

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2006

		Ratings

			Standard	Market
			and	Value
Par Value		Moody’s	Poor’s	(Note 1)

$10,000,000	Northern Border Partners LP
	8 7/8%, due 6/15/10	Baa2	BBB	$11,162,420
6,488,000	Southern Union Co.
	7.60%, due 2/01/24	Baa3	BBB	7,048,862
8,850,000	Southern Union Co.
	8 1/4%, due 11/15/29	Baa3	BBB	10,338,782
10,000,000	TE Products Pipeline Co.
	7.51%, due 1/15/28	Baa3	BBB-	10,440,610
15,500,000	Trans-Canada Pipeline
	9 1/8%, due	A3	BBB+	15,522,630

				67,456,362
	■ TELECOMMUNICATION—14.2%
17,200,000	AT&T Wireless Services Inc.
	7 1/2%, due 5/01/07	Baa2	A	17,595,411
15,098,000	BellSouth Capital Funding Corp.
	7 3/4%, due 2/15/10	A2	A	16,236,117
22,000,000	British Telecom PLC
	8 3/8%, due 12/15/10	Baa1	A-	24,562,670
15,000,000	Centurytel Inc.
	8 3/8% ,due 10/15/10	Baa2	BBB+	16,449,165
10,000,000	Centurytel Inc.
	6 7/8%, 1/15/28	Baa2	BBB+	9,562,540
5,645,000	Comcast Cable Communications Inc.
	8 3/8%, due 5/01/07	Baa2	BBB+	5,820,221
10,000,000	France Telecom SA
	7 3/4%, due 3/01/11	A3	A-	10,932,300
17,625,000	GTE Corp.
	7.90%, due 2/01/27	Baa1	A	18,432,578
5,000,000	GTE North Inc., Series C
	7 5/8%, due 5/15/26	A3	A	5,039,440
17,000,000	Koninklijke KPN NV
	8%, due 10/01/10	Baa2	BBB+	18,264,681

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2006

		Ratings

			Standard	Market
			and	Value
Par Value		Moody’s	Poor’s	(Note 1)

$15,000,000	Koninklijke KPN NV
	8 3/8%, due 10/01/30	Baa2	BBB+	$16,557,045
24,104,000	Nextel Communications Corp.
	7 3/8%, due 8/01/15	Baa2	A-	25,297,269
10,000,000	Sprint Capital Corp.
	8 3/8%, due 3/15/12	Baa2	A-	11,312,410
10,000,000	TCI Communications Inc.
	8 3/4%, due 8/01/15	Baa2	BBB+	11,720,230
11,500,000	Telefonica Europe BV
	7 3/4%, due 9/15/10	Baa1	BBB+	12,385,120
12,295,000	360 Communications Co.
	7.60%, due 4/01/09	A2	A-	12,997,635
10,500,000	Verizon Global Funding Corp.
	7 3/4%, due 12/01/30	A3	A	11,633,422
20,000,000	Vodaphone Group PLC
	7 3/4%, due 2/15/10	A2	A+	21,450,300
5,000,000	Vodaphone Group PLC
	7 7/8%, due 2/15/30	A2	A+	5,775,455

				272,024,009
	■ NON-UTILITY—5.1%
# 16,000,000	CIT Group Inc.
	5.01%, due 6/07/06	A2	A	16,008,000
8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20	A2	A+	10,929,184
9,600,000	Duke Realty L.P.
	6.80%, due 2/12/09	Baa1	BBB+	9,901,642
10,000,000	EOP Operating LP
	7 3/4%, due 11/15/07	Baa2	BBB	10,341,120
# 25,000,000	Harrier Finance Funding LLC
	4.82%, due 11/15/06	Aaa	AAA	25,004,775
# 25,000,000	Liquid Funding Ltd.
	4.86%, due 4/24/06	Aaa	AAA	25,000,471

				97,185,192

	Total Bonds (Cost—$695,905,858)			676,364,670

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2006

		Market
Par Value/		Value
Shares		(Note 1)

SHORT-TERM INSTRUMENTS—48.9%

$ 35,000,000	AIG Funding Inc.
	4.80%, due 5/30/06	$34,724,667
# 3,754,508	AIM STIC Liquid Assets Portfolio	3,754,508
25,000,000	American Express Credit Corp.
	4.80%, due 4/19/06	24,941,250
# 5,000,000	Banc of America Securities LLC Repurchase Agreement,
	4.92%, dated 3/31/06, due 4/03/06, with a repurchase price of
	$5,002,050 and collateralized by $5,100,001 market value of
	corporate bonds having an average coupon rate of 5.25% and
	an original weighted average maturity of 9/15/14	5,000,000
# 50,000,000	Bear Stearns Inc. Master Note
	5%, due 4/03/06	50,000,000
25,000,000	Citigroup Funding Inc.
	4.78%, due 4/05/06	24,986,722
# 50,000,000	Citigroup Global Markets Inc. Master Note
	4.95%, due 4/03/06	50,000,000
# 125,000,000	Credit Suisse First Boston LLC Repurchase Agreement,
	4.93%, dated 3/31/06, due 4/03/06, with a repurchase price of
	$125,051,302 and collateralized by $127,503,575 market value of
	asset-backed securities (ABS) and collateralized mortgage
	obligations (CMOs) having an average coupon rate of 7.81% and
	an original weighted average maturity of 3/21/31	125,000,000
# 125,000,000	Dresdner Kleinwort Wasserstein Securities LLC Repurchase Agreement,
	4.93%, dated 3/31/06, due 4/03/06, with a repurchase price of
	$125,051,302 and collateralized by $127,504,868 market value of
	CMOs and corporate bonds having an average coupon rate of 6.05%
	and an original weighted average maturity of 6/14/26	125,000,000
15,000,000	Florida Power and Light Co.
	4.77%, due 5/01/06	14,940,375
25,000,000	GE Capital Corp.
	4.70%, due 4/10/06	24,970,625

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2006

			Market
Par Value/			Value
Shares			(Note 1)

#$	125,000,000	Goldman Sachs & Co. Repurchase Agreement,
		4.95%, dated 3/31/06, due 4/03/06, with a repurchase price of
		$125,051,510 and collateralized by $127,500,002 market value of
		ABS and CMOs having an average coupon rate of 5.84% and an
		original weighted average maturity of 5/09/32	$125,000,000
#	50,000,000	Greenwich Capital Markets Inc. Repurchase Agreement,
		4.96%, dated 3/31/06, due 4/03/06, with a repurchase price of
		$50,020,646 and collateralized by $51,001,053 market value of
		CMOs having an average coupon rate of 7.31% and an original
		weighted average maturity of 5/30/45	50,000,000
#	60,000,000	Lehman Brothers Inc. Repurchase Agreement,
		4.93%, dated 3/31/06, due 4/03/06, with a repurchase price of
		$60,024,625 and collateralized by $61,204,184 market value of
		CMOs having an average coupon rate of 6.39% and an original
		weighted average maturity of 12/12/36	60,000,000
#	40,000,000	Merrill Lynch Government Securities Inc. Repurchase Agreement,
		4.95%, dated 3/31/06, due 4/03/06, with a repurchase price of
		$40,016,483 and collateralized by $42,004,411 market value of
		CMOs having an average coupon rate of 5.70% and an original
		weighted average maturity of 12/06/34	40,000,000
#	50,000,000	Nomura Securities International Inc. Repurchase Agreement,
		4.93%, dated 3/31/06, due 4/03/06, with a repurchase price of
		$50,020,521 and collateralized by $51,000,000 market value of
		CMOs having an average coupon rate of 5.25% and an original
		weighted average maturity of 7/21/35	50,000,000
	20,000,000	Orange & Rockland Utilities Inc.
		4.87%, due 4/03/06	19,994,589
	25,000,000	Prudential Funding LLC
		4.70%, due 4/04/06	24,990,208
	25,000,000	Southern Co. Funding Corp.
		4.82%, due 5/25/06	24,819,250
#	30,000,000	Stanfield Victoria Funding LLC
		4.40%, due 4/10/06	29,967,000
	30,000,000	WPS Resources Corp.
		4.87%, due 4/03/06	29,991,883

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2006

		Market
Par Value/		Value
Shares		(Note 1)

$200,000	Wisconsin Public Service Corp.
	4.80%, due 4/04/06	$199,920

	Total Short-Term Instruments (Amortized Cost—$938,280,997)	938,280,997

	Total Investments—191.4% (Cost—$3,437,906,117)	3,670,414,988

CASH AND OTHER ASSETS LESS LIABILITIES—(49.7%)		(953,138,439)

PREFERRED STOCK—(41.7%)
	($.001 par value per share; 100,000,000 shares authorized)

	■ REMARKETED PREFERRED STOCK—(26.1%)
	5,000 shares issued and outstanding; liquidation preference $100,000 per share)	(500,000,000)

	■ AUCTION PREFERRED STOCK—(15.6%)
	12,000 shares issued and outstanding; liquidation preference $25,000 per share)	(300,000,000)

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%
	(equivalent to $8.54 per share of common stock based on 224,505,404 shares
	of common stock outstanding; authorized 250,000,000 shares)	$1,917,276,549

	# This security was purchased with the cash proceeds from securities loans.

	The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shares of the Fund.

_________________

(1)	Equity securities traded on a national or foreign securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at the last reported sales price, or if there was no sale on the pricing date, then the security is valued at the mean of the bid and ask prices as obtained on that day from one or more dealers regularly making a market in that security. Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

(2)	At December 31, 2005, the Fund’s most recent fiscal tax year end, based on a tax cost of investments of $3,010,132,491, the Fund had gross unrealized appreciation of $362,153,165 and gross unrealized depreciation of $83,919,490.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)
under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the
Exchange Act.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley
Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer

Date	May 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer

Date	May 19, 2006

By (Signature and Title)	/s/ JOSEPH C. CURRY, JR

Joseph C. Curry, Jr.
Senior Vice President and Treasurer

Date	May 19, 2006